Note 25. Subsequent Events (Details) (USD $)	0 Months Ended	12 Months Ended
	Sep. 18, 2013	Dec. 31, 2014	Sep. 18, 2013
Subsequent Event [Line Items]
Equity Offering Shares	34,500,000		34,500,000
Proceeds from Issuance or Sale of Equity	$ 239,600,000
Business Combination, Consideration Transferred, Liabilities Incurred		361,000,000
Business Combination, Consideration Transferred, Other		510,000,000
Noncash or Part Noncash Acquisition, Value of Assets Acquired		862,000,000
First Wind Acquisition [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred		2,400,000,000
Semiconductor Materials [Member]
Subsequent Event [Line Items]
Equity Offering Shares		17,250,000
Secondary Equity Offering, Per Share Price		15.19
Solar Energy [Member]
Subsequent Event [Line Items]
Equity Offering Shares		12,951,347
Proceeds from Issuance or Sale of Equity		188,000,000
Terraform [Member]
Subsequent Event [Line Items]
Equity Offering Shares		13,800,000
Secondary Equity Offering, Per Share Price		29.33
Proceeds from Issuance or Sale of Equity		$ 390,600,000